17. RELATED PARTY TRANSACTIONS (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Mar. 31, 2017
Number of shares	1,250,000	1,250,000
Exercise price			$ 0.03
Warrant E
Number of shares		175,000
Exercise price		$ 0.44
Expiration		Dec. 31, 2018
Warrant F
Number of shares		175,000
Exercise price		$ 10.00
Expiration		Dec. 31, 2018
Warrant G
Number of shares	750,000	750,000
Exercise price	$ 9.22	$ 10.00
Expiration	Jan. 31, 2018	Jan. 31, 2018
Warrant H
Number of shares	250,000	250,000
Exercise price	$ 9.22	$ 12.00
Expiration	Jan. 31, 2019	Jan. 31, 2019
Warrant I
Number of shares	250,000	250,000
Exercise price	$ 9.22	$ 14.00
Expiration	Jan. 31, 2020	Jan. 31, 2020